Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates used for Foreign Currency Translation

The exchange rates used for foreign currency translation were as follows:

Period Covered	Spot Rate	Average Rate

Nine months ended September 30, 2023	7.8308	7.8348
Period Covered	Spot Rates	Average Rate

Nine months ended September 30, 2023	7.2755	7.0272
Period Covered	Spot Rate	Average Rate

Year ended December 31, 2025	31.3700	31.1700
Year ended December 31, 2024	32.7900	32.1100
Year ended December 31, 2023	30.7127	31.1471

Schedule of Property, Plant and Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method with a residual value rate of 5% based on the estimated useful lives as follows:
Cultivation facilities	10 years
Office equipment and furniture	The less of 5 years or lease term